10-K Reserve for Losses and Loss Adjustment Expenses - Reconciliation of Net Incurred and Paid Claims Development to Consolidated Balance Sheet (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance [Abstract]
Prior accident years	$ 0	$ 457	$ 0	$ (2,306)
Claims Development [Line Items]
Net Reserves for Unpaid Losses and Loss Expenses	397,875	207,914	294,913	143,670	$ 34,007
Reinsurance recoverable on unpaid losses and loss adjustment expenses	190,030	93,588	136,273	63,381	13,945
Reserve for losses and loss adjustment expenses	$ 587,905	$ 301,502	431,186	207,051	$ 47,952
Underwriting Division | Casualty
Claims Development [Line Items]
Net Reserves for Unpaid Losses and Loss Expenses			160,708	68,770
Reinsurance recoverable on unpaid losses and loss adjustment expenses			63,710	26,504
Reserve for losses and loss adjustment expenses			224,418	95,274
Underwriting Division | Professional Liability
Claims Development [Line Items]
Net Reserves for Unpaid Losses and Loss Expenses			85,739	53,989
Reinsurance recoverable on unpaid losses and loss adjustment expenses			47,197	26,208
Reserve for losses and loss adjustment expenses			132,936	80,197
Underwriting Division | Healthcare
Claims Development [Line Items]
Net Reserves for Unpaid Losses and Loss Expenses			48,466	20,911
Reinsurance recoverable on unpaid losses and loss adjustment expenses			25,366	10,669
Reserve for losses and loss adjustment expenses			$ 73,832	$ 31,580